Receivables From and Payables to Brokers, Dealers and Clearing Organizations - Schedule of Receivables from and Payables to Brokers (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Receivable from brokers, dealers, and clearing organizations:
Receivable from brokers and dealers	$ 158,091,446	$ 38,047,956
Receivable from clearing organization	404,869,699	224,045,084
Total	562,961,145	262,093,040
Payable to brokers, dealers, and clearing organizations:
Payable to brokers and dealers	3,042,114	1,192,873
Payable due to clearing organizations	439,001	297,664
Total	$ 3,481,115	$ 1,490,537